Basis Of Presentation And Summary Of Significant Accounting Policies (Narrative) (Details)	Sep. 30, 2020 USD ($)
Basis Of Presentation And Summary Of Significant Accounting Policies [Abstract]
Reserves for uncertain tax positions	$ 0